Income Tax - Schedule of Tax on Losses (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Tax on Losses [Abstract]
Current	$ 40,405	$ 112,323	$ 64,343
Deferred		(3,395)	(1,360)
Income tax expense for the year	$ 40,405	$ 108,928	$ 62,983